SEGMENT AND GEOGRAPHICAL INFORMATION (Revenue by Country) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Segment Reporting Information [Line Items]
Revenue	$ 123,932	$ 84,998
NETHERLANDS [Member]
Segment Reporting Information [Line Items]
Revenue	42,522	31,091
GERMANY [Member]
Segment Reporting Information [Line Items]
Revenue	53,326	28,368
UNITED STATES [Member]
Segment Reporting Information [Line Items]
Revenue	22,585	19,969
Other Countries [Member]
Segment Reporting Information [Line Items]
Revenue	$ 5,499	$ 5,570